                      SALOMON BROTHERS INVESTMENT SERIES
                         SUPPLEMENT DATED MAY 26, 2004
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2004

                      SALOMON BROTHERS SERIES FUNDS INC:
           Salomon Brothers Short/Intermediate U.S. Government Fund

The following information amends and supersedes, as applicable, the disclosure contained in the Prospectus and the Statement of Additional Information of Salomon Brothers Investment Series, with respect to Salomon Brothers Short/Intermediate U.S. Government Fund (the "Fund"):

Effective June 1, 2004, the Fund will reopen to purchases of Class B shares. On that date, all current shareholders and new purchasers (other than by exchange) of Class B shares of the Fund will be subject to a revised pricing structure that reduces the contingent deferred sales charge and the distribution and service fee. The revised pricing structure will be as follows:

Fee Table

-------------------------------------------------------------------------------------
                                                                       Class B Shares
Shareholder fees (paid directly from your investment)                   of the Fund
-------------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a % of offering price)               None
-------------------------------------------------------------------------------------
 Maximum deferred sales charge on redemption (as a % of the lower of
 net asset value at purchase or redemption)                                 2.00%
-------------------------------------------------------------------------------------
Annual fund operating expenses (paid by the fund as a % of net assets)
-------------------------------------------------------------------------------------
    Management fees                                                         0.60%
-------------------------------------------------------------------------------------
    Distribution and service (12b-1) fee                                    0.50%
-------------------------------------------------------------------------------------
    Other expenses                                                          0.34%
-------------------------------------------------------------------------------------
    Total annual fund operating expenses                                    1.44%
-------------------------------------------------------------------------------------

Example

     ---------------------------------------------------------------------
     Number of years you own your shares   1 year 3 years 5 years 10 years
     ---------------------------------------------------------------------
     Your costs would be
     Class B (redemption at end of period)  $347   $606    $887    $1,605*
     ---------------------------------------------------------------------
     Class B (no redemption)                $147   $456    $787    $1,605*
     ---------------------------------------------------------------------

*  Assumes conversion to Class A shares seven years after purchase.

This example helps you compare the cost of investing in the Fund with other mutual funds. Your actual costs may be higher or lower.

This example assumes:
..   You invest $10,000 for the period shown
..   You reinvest all distributions and dividends without a sales charge
..   The Fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
..   Your investment has a 5% return each year (the assumption of a 5% return is required by the SEC for this example and is not a prediction of future performance)
..   You redeem your shares at the end of the period (unless otherwise indicated)

Comparing Classes

-----------------------------------------------------------------------------------------------------
                        Class B Shares of the Fund
-----------------------------------------------------------------------------------------------------
Key Features            . No initial sales charge
                        . Deferred sales charge declines over time
                        . Converts to Class A after 7 years
                        . Higher annual expenses than Class A
-----------------------------------------------------------------------------------------------------
Initial Sales Charge    None.
-----------------------------------------------------------------------------------------------------
Deferred Sales Charge   Up to 2.00%* charged when you redeem your shares. The charge is reduced over time and there is no deferred sales charge after 5 years.
-----------------------------------------------------------------------------------------------------
Annual Distribution and 0.50% of average daily net assets comprised of a 0.25% distribution fee and
Service Fee             a 0.25% service fee.
-----------------------------------------------------------------------------------------------------
Exchangeable Into**     Class B shares of any of the other Salomon Brothers funds or Salomon Brothers
                        Class B shares of any of the SB funds.
-----------------------------------------------------------------------------------------------------

* 2.00% in the 1/st/ year after purchase, 1.75% in the 2/nd/ year, 1.50% in the 3/rd /year, 1.25% in the 4/th/ year, 1.00% in the 5/th/ year and no deferred sales charge after the 5/th/ year.

** Your contingent deferred sales charge (if any) will continue to be measured from the date of original purchase of shares subject to a contingent deferred sales charge. Current shareholders and new purchasers (other than by exchange) of Class B shares of the Fund who exchange their shares for Class B shares of any of the other Salomon Brothers funds or for Salomon Brothers Class B shares of any of the SB funds will keep the reduced contingent deferred sales charge. Class B shareholders of any of the other Salomon Brothers funds or shareholders of Salomon Brothers Class B shares of any of the SB funds who exchange into Class B shares of the Fund will continue to be subject to the contingent deferred sales charge applicable to the shares exchanged.

Broker/Dealers selling Class B shares of the Fund will receive a commission of up to 2.00% of the purchase price of the Class B shares of the Fund they sell.

SAM0588